Organization and Principal Activities (Details) - Schedule of subsidiaries and VIE	12 Months Ended
Jun. 30, 2021
Wholly owned subsidiaries [Member] | Puyi Group [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	July 2018
Place of incorporation	BVI
Percentage of ownership	100.00%
Principal Activities	Holding company
Wholly owned subsidiaries [Member] | Puyi Holdings (Hong Kong) Limited ("Puyi HK") [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	July 2018
Place of incorporation	Hong Kong
Percentage of ownership	100.00%
Principal Activities	Holding company
Wholly owned subsidiaries [Member] | Puyi Enterprises Management Consulting Co., Ltd. ("Puyi Consulting" or the Wholly Foreign-Owned Enterprise "WFOE")
Wholly owned subsidiaries
Date of incorporation/acquired	August 2018
Place of incorporation	Chengdu
Percentage of ownership	100.00%
Principal Activities	WFOE
Wholly owned subsidiaries [Member] | Puyi Dake [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	May 2020
Place of incorporation	Chengdu
Percentage of ownership	100.00%
Principal Activities	Information technology
Variable Interest Entities [Member] | Puyi Bohui [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	April 2012
Place of incorporation	Chengdu
Percentage of ownership	100.00%
Principal Activities	Information technology
Variable Interest Entities [Member] | Puyi Fund [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	November 2010
Place of incorporation	Chengdu
Percentage of ownership	100.00%
Principal Activities	Fund product distribution
Variable Interest Entities [Member] | Puyi Zhongxiang [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	April 2014
Place of incorporation	Shenzhen
Percentage of ownership	100.00%
Principal Activities	Financial product distribution
Variable Interest Entities [Member] | Puyi Asset [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	May 2013
Place of incorporation	Shenzhen
Percentage of ownership	100.00%
Principal Activities	Asset management
Variable Interest Entities [Member] | Chongqing Fengyi [Member]
Wholly owned subsidiaries
Date of incorporation/acquired	December 2016
Place of incorporation	Chongqing
Percentage of ownership	100.00%
Principal Activities	Corporate financing business